Summary of Year End Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 1,343	$ 3,739
Deferred compensation	678	653
Other-than-temporary-impairment	209	209
Loss carryforward	7,129	4,572
AMT carryover	263	263
Other real estate owned	543	294
Other	340	68
Total	10,505	9,798
Deferred tax liabilities
Accumulated depreciation	(741)	(672)
Deferred loan fees and costs, net	(152)	(166)
Prepaid expenses	(58)	(69)
Net unrealized gains on securities available for sale	(146)	(390)
Federal Home Loan Bank stock dividends	(47)	(545)
State income taxes	(224)	(339)
Other		(150)
Total	(1,368)	(2,331)
Valuation allowance	(9,137)	(7,467)
Net deferred tax asset